February 22, 2021
VIA EDGAR
The United States Securities
    and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject:	Nationwide Variable Account-II Nationwide Life Insurance Company Post-Effective Amendment No. 33 (File No. 333-177439)
Ladies and Gentlemen:
We are filing on behalf of Nationwide Life Insurance Company ("Nationwide") and its Nationwide Variable Account-II (the "Variable Account") which is registered as a unit investment trust under the Investment Company Act of 1940. In that capacity, and in accordance with Regulation S-T governing electronic filing procedures, we submit for filing pursuant to Rule 485(b) under the Securities Act of 1933 ("1933 Act"):
(1)	One complete copy of Post-Effective Amendment No. 33 to the Variable Account’s Registration Statement ("Post-Effective Amendment"); and
(2)	One copy of a power of attorney authorizing certain officers of Nationwide to take various actions on behalf of Nationwide and the Variable Account, including the execution of registration statements. An original power of attorney is on file with Nationwide.
The purpose of this filing is to submit for Staff review changes to the Post-Effective Amendment that were made to comply with the rulemaking package adopted in March 2020 entitled Updated Disclosure Requirements and Summary Prospectus for Variable Annuity and Variable Life Insurance Contracts (Release Nos. 33-10765; 34-88358; IC-33814; File No. S7-23-18) and associated Staff guidance. Except for those changes, and other non-material changes made in the due course of annual updates, the disclosure in the Post-Effective Amendment is the same as the disclosure in the currently effective Registration Statement (Post-Effective Amendment No. 32), which went effective on September 9, 2020. Therefore, pursuant to Investment Company Act Release No. 13768, Nationwide respectfully requests selective review of the Post-Effective Amendment.
The Post-Effective Amendment shall be effective on May 1, 2021, pursuant to Rule 485(a) under the 1933 Act. Nationwide has prepared and reviewed this Post-Effective Amendment. It is our opinion that the Post-Effective Amendment does not contain disclosures that render it ineligible to be effective pursuant to Rule 485(a) under the 1933 Act. The original manually signed paper version of the Post-Effective Amendment will be maintained on file with Nationwide.
Please contact me direct at (614) 249-8782 if you have any questions regarding this filing.
Very truly yours,
Nationwide Life Insurance Company
/s/ Jamie Casto
Jamie Casto
AVP, Associate General Counsel